Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 39,095,000	$ 15,784,000
Variable Rate	470,557,000	434,578,000
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	38,474,000	15,155,000
Variable Rate	427,864,000	396,516,000
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	6,000	5,000
Variable Rate	41,707,000	37,286,000
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	615,000	624,000
Variable Rate	$ 986,000	$ 776,000